FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-8168


                       Aquila Rocky Mountain Equity Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: March 31, 2006





Item 1. Schedule of Investments.

                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2006
                                   (unaudited)

                                                                                      Market
         Shares            Common Stocks (86.8%)                                       Value           (a)
-------------------------- -----------------------------------------------------------------------------

                           Basic Industry  (10.2%)
                           --------------------------------------------------------
                   20,000  Allied Waste Industries, Inc.+                                 $     244,800
                   12,000  Ball Corp.                                                           525,960
                   30,000  Knight Transportation, Inc.                                          592,500
                    6,000  Newmont Mining Corp.                                                 311,340
                    6,000  Phelps Dodge Corp.                                                   483,180
                   12,000  SkyWest, Inc.                                                        351,240
                                                                                   ---------------------
                                                                                              2,509,020
                                                                                   ---------------------

                           Business Services (3.3%)
                           --------------------------------------------------------
                   12,000  Insight Enterprises, Inc.+                                           264,120
                   12,000  Intrado, Inc.+                                                       311,760
                    3,000  OfficeMax, Inc.                                                       90,510
                    4,000  Viad Corp.                                                           137,120
                                                                                   ---------------------
                                                                                                803,510
                                                                                   ---------------------

                           Capital Spending (5.2%)
                           --------------------------------------------------------
                   29,000  Mity Enterprises, Inc.+                                              565,210
                   16,000  Mobile Mini, Inc.+                                                   494,720
                   19,000  Semitool, Inc.+                                                      216,030
                                                                                   ---------------------
                                                                                              1,275,960
                                                                                   ---------------------

                           Consumer Cyclicals (1.3%)
                           --------------------------------------------------------
                    5,000  M.D.C. Holdings, Inc.                                                321,550
                                                                                   ---------------------

                           Consumer Services (19.1%)
                           --------------------------------------------------------
                    8,000  Apollo Group, Inc. (Class A)+                                        420,080
                   39,000  Coldwater Creek, Inc.+                                             1,084,200
                    3,400  Comcast Corp. (Special Class A)+                                      88,808
                   17,000  Echostar Communications Corp. (Class A)+                             507,790
                   14,000  International Game Technology                                        493,080
                    1,100  Liberty Global, Inc. Series A+                                        22,517
                    1,100  Liberty Global, Inc. Series C+                                        21,725
                   25,000  Liberty Media Corp. (Class A)+                                       205,250
                   12,000  MGM Mirage+                                                          517,080
                   10,000  PETsMART, Inc.                                                       281,400
                   12,000  Shuffle Master, Inc.+                                                428,880
                    8,000  Station Casinos, Inc.                                                634,960
                                                                                   ---------------------
                                                                                              4,705,770
                                                                                   ---------------------

                           Consumer Staples (2.6%)
                           --------------------------------------------------------
                   14,000  Discovery Holding Co. Class A+                                       210,000
                    7,000  P.F. Chang's China Bistro, Inc.+                                     345,030
                    6,000  Rocky Mountain Chocolate Factory, Inc.                                94,739
                                                                                   ---------------------
                                                                                                649,769
                                                                                   ---------------------

                           Energy (5.0%)
                           --------------------------------------------------------
                    7,000  Bill Barrett Corp.+                                                  228,130
                    4,000  Cimarex Energy Co.                                                   173,040
                   12,000  Headwaters, Inc.+                                                    477,480
                    5,000  Questar Corp.                                                        350,250
                                                                                   ---------------------
                                                                                              1,228,900
                                                                                   ---------------------

                           Financial (10.9%)
                           --------------------------------------------------------
                   25,000  First State Bancorporation                                           664,000
                   17,000  Glacier Bancorp, Inc.                                                527,850
                   11,000  Janus Capital Group, Inc.                                            254,870
                    9,000  MoneyGram International, Inc.                                        276,480
                    5,000  Wells Fargo & Company                                                319,350
                    8,000  Zions Bancorporation                                                 661,840
                                                                                   ---------------------
                                                                                              2,704,390
                                                                                   ---------------------

                           Health Care (11.7%)
                           --------------------------------------------------------
                   21,000  Medicis Pharmaceutical Corp. (Class A)                               684,600
                   51,000  Merit Medical Systems, Inc.+                                         612,510
                   18,000  Myriad Genetics, Inc.+                                               469,620
                   22,000  Sonic Innovations, Inc.+                                             110,000
                   19,000  Spectranetics Corp.+                                                 224,580
                   10,000  USANA Health Services, Inc.+                                         417,200
                    9,000  Ventana Medical Systems, Inc.+                                       375,930
                                                                                   ---------------------
                                                                                              2,894,440
                                                                                   ---------------------

                           Technology (15.5%)
                           --------------------------------------------------------
                   21,000  Avnet, Inc.+                                                         532,980
                   30,000  CIBER, Inc.+                                                         191,400
                   17,000  First Data Corp.                                                     795,940
                    5,000  Inter-Tel, Inc.                                                      107,200
                   12,000  JDA Software Group, Inc.+                                            173,280
                   28,000  Microchip Technology, Inc.                                         1,016,400
                   26,000  Micron Technology, Inc.+                                             382,720
                   27,000  SBS Technologies, Inc.+                                              437,400
                   16,000  SpectraLink Corp.                                                    200,800
                                                                                   ---------------------
                                                                                              3,838,120
                                                                                   ---------------------

                           Utilities (2.0%)
                           --------------------------------------------------------
                    4,000  Kinder Morgan, Inc.                                                  367,960
                    4,000  UniSource Energy Corp.                                               122,000
                                                                                   ---------------------
                                                                                                489,960
                                                                                   ---------------------

                              Total Common Stocks  (cost $12,692,883)                        21,421,389
                                                                                   ---------------------

          Face
           Amount          Short-Term Investments (9.3%)
-------------------------- --------------------------------------------------------
            $   1,150,000  AIM S-T Invest. Co. Prime Port. Inst. Cl. Money Market Fund        1,150,000
                1,150,000  JP Morgan Liquid Assets Money Market Fund                          1,150,000
                                                                                   ---------------------
                              Total Short-Term Investments (cost $2,300,000)                  2,300,000
                                                                                   ---------------------


              Total Investments (cost $14,992,883*)                 96.1%                    23,721,389
              Other assets less liabilities
                                                                     3.9                       967,060
                                                       -------------------  ----------------------------
              Net Assets                                           100.0%                   $24,688,449
                                                       ===================  ============================



                                                                Percent of
                           Portfolio Distribution (unaudited)   Portfolio
                           Arizona                                 26.5   %

                           California                               1.3

                           Colorado                                19.4

                           Idaho                                    6.2

                           Illinois                                 0.4

                           Minnesota                                1.2

                           Montana                                  3.1

                           Nevada                                   8.7

                           New Mexico                               4.6

                           Pennsylvania                             0.4

                           Texas                                    1.6

                           Utah                                    16.9

                           Short-Term Investments                   9.7
                                                                --------
                                                                   100.0    %


                * Cost for Federal income tax and financial reporting purposes is identical.
                + Non-income producing security.

                       See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                        AQUILA ROCKY MOUNTAIN EQUITY FUND


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,692,883 amounted to $8,728,506, which consisted of aggregate gross unrealized appreciation of $8,757,171 and aggregate gross unrealized depreciation of $28,665.




Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President and Trustee
      May 24, 2006


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	May 24, 2006